RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Balances With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	December 31,
	2016	2015
Assets:

Trade receivables, net	$952	$2
Other accounts receivable and prepaid expenses	$588	$-

Liabilities:

Trade payables	$169	$184
Other accounts payables and accrued expenses	$92	$16
Advances from customers	$1,880	$-

Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties

	Year ended December 31,
	2016	2015	2014

Revenues	$18,461	$169	$72

Expenses:

Cost of revenues	$210	$42	$56

Operating expenses:

Research and development, net	$224	$244	$249
Sales and marketing, net	$142	$118	$125
General and administrative	$250	$93	$60

Capital expenses	$21	$-	$-